Document and Entity Information	12 Months Ended
Jun. 21, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	EQ ADVISORS TRUST
Central Index Key	0001027263
Amendment Flag	false
Document Creation Date	Jun. 21, 2013
Document Effective Date	Jun. 21, 2013
Prospectus Date	Jun. 21, 2013